Additional Information of Expenses by Nature	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Additional Information of Expenses by Nature
28.	ADDITIONAL INFORMATION OF EXPENSES BY NATURE

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$123,444.4	$186,947.1
Recognized in operating expenses	12,609.5	13,615.9
Recognized in other operating income and expenses	11.4	134.1

	$136,065.3	$200,697.1

b. Amortization of intangible assets

Recognized in cost of revenue	$2,175.0	$2,681.9
Recognized in operating expenses	1,189.4	1,326.5

	$3,364.4	$4,008.4

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$1,339.3	$1,713.8
Defined benefit plans	102.5	96.2

	1,441.8	1,810.0
Other employee benefits	65,000.5	75,682.1

	$66,442.3	$77,492.1

Employee benefits expense summarized by function
Recognized in cost of revenue	$39,481.5	$46,320.2
Recognized in operating expenses	26,960.8	31,171.9

	$66,442.3	$77,492.1

According to TSMC’s Articles of Incorporation, TSMC shall allocate compensation to directors and profit sharing bonus to employees of TSMC not more than 0.3% and not less than 1% of annual profits during the period, respectively.
TSMC accrued profit sharing bonus to employees based on a percentage of net income before income tax, profit sharing bonus to employees and compensation to directors during the period; compensation to directors was expensed based on estimated amount payable. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are recorded as a change in accounting estimate. Accrued profit sharing bonus to employees is illustrated below:

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Profit sharing bonus to employees	$15,963.3	$16,358.8

TSMC’s profit sharing bonus to employees and compensation to directors for 2019 and 2020 had been approved by the Board of Directors of TSMC, as illustrated below:

	Years Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)	(In Millions)
Resolution Date of TSMC’s Board of Directors in its meeting	February 11, 2020	February 9, 2021
Profit sharing bonus to employees	$23,165.7	$34,753.2

Compensation to directors	$360.4	$509.8

There is no significant difference between the aforementioned approved amounts and the amounts charged against earnings of 2019 and 2020, respectively